Summary of significant accounting policies - Disaggregation (Details) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) item	Dec. 31, 2018 EUR (€) item	Dec. 31, 2017 EUR (€) item
Revenues
Revenue from contracts with customers	€ 24,602	€ 26,009	€ 23,178
Number of leased printers | item	2	2	1
EMEA
Revenues
Revenue from contracts with customers	€ 11,265	€ 14,673	€ 14,832
Asia Pacific
Revenues
Revenue from contracts with customers	6,302	5,450	2,526
Americas
Revenues
Revenue from contracts with customers	7,035	5,886	5,820
Systems
Revenues
Revenue from contracts with customers	13,454	12,248	11,534
Systems | EMEA
Revenues
Revenue from contracts with customers	4,951	5,592
Systems | Asia Pacific
Revenues
Revenue from contracts with customers	5,371	4,704
Systems | Americas
Revenues
Revenue from contracts with customers	3,132	1,952
Systems | Products transferred at a point in time
Revenues
Revenue from contracts with customers	12,332	11,188
Systems | Products and services transferred over time
Revenues
Revenue from contracts with customers	1,122	1,060
Services
Revenues
Revenue from contracts with customers	11,148	13,761	€ 11,644
Services | EMEA
Revenues
Revenue from contracts with customers	6,314	9,081
Services | Asia Pacific
Revenues
Revenue from contracts with customers	931	746
Services | Americas
Revenues
Revenue from contracts with customers	3,903	3,934
Services | Products transferred at a point in time
Revenues
Revenue from contracts with customers	€ 11,148	€ 13,761